As filed with the Securities and Exchange Commission on March 29, 2017

1933 Act File No. 033-46924
1940 Act File No. 811-06618

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 94	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 96	[ X ]
(Check appropriate box or boxes.)

FIRST INVESTORS EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
40 Wall Street
New York, New York 10005
(Address of Principal Executive Offices)   (Zip Code)
Registrant’s Telephone Number, including Area Code:  (212) 858-8000
Mary Carty, Esq.
First Investors Equity Funds
40 Wall Street
New York, New York 10005
 (Name and Address of Agent for Service)
Copy to:
Kathy K. Ingber, Esq.
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on April 28, 2017, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIRST INVESTORS EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet
Contents of Registration Statement
Prospectus for Class T shares of the First Investors Long Short Fund is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on February 1, 2017, accession number 0000898432-17-000142 (“PEA No. 92”)
Statement of Additional Information for Class T shares of the First Investors Long Short Fund is incorporated herein by reference to PEA No. 92
Part C – Other Information is incorporated herein by reference to PEA No. 92
Signature Page

Explanatory Note

This Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 28, 2017, the effectiveness of the registration statement for Class T shares of the First Investors Long Short Fund, filed in Post-Effective Amendment No. 92 on February 1, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

SIGNATURES
Pursuant to the requirements of the Securities  Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused  this Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 29th day of March 2017.

FIRST INVESTORS EQUITY FUNDS

By:	/s/ William M. Lipkus
William M. Lipkus
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 94 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ William M. Lipkus	President	March 29, 2017
William M. Lipkus

/s/ Joseph I. Benedek	Treasurer	March 29, 2017
Joseph I. Benedek

/s/ Susan E. Artmann	Trustee	March 29, 2017
Susan E. Artmann*

/s/ Mary J. Barneby	Trustee	March 29, 2017
Mary J. Barneby*

/s/ Charles R. Barton, III	Trustee	March 29, 2017
Charles R. Barton, III*

/s/ Arthur M. Scutro, Jr.	Chairman of the Board	March 29, 2017
Arthur M. Scutro, Jr.*	And Trustee

/s/ Mark R. Ward	Trustee	March 29, 2017
Mark R. Ward*

* By:	/s/ Mary Carty
Mary Carty (Attorney-in-Fact)